Geographic and Other Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Geographic and Other Information
17.	Geographic and Other Information

(a)	Revenue by geography

The following is a summary of sales by region based on the location of the customers for the years ended December 31, 2015, 2016 and 2017.

(In millions of won)
Region	2015		2016	2017
Domestic	~~W~~	2,217,516	1,825,191	1,996,183
Foreign
China		19,375,401	18,367,767	18,090,974
Asia (excluding China)		2,605,753	2,148,676	2,383,390
United States		1,981,021	2,053,317	2,724,714
Europe (excluding Poland)		1,064,122	983,672	1,433,126
Poland		1,140,071	1,125,451	1,161,829

		26,166,368	24,678,883	25,794,033

	~~W~~	28,383,884	26,504,074	27,790,216

Sales to Company A and Company B amount to ~~W~~9,027,165 million and ~~W~~6,511,961 million, respectively, for the year ended December 31, 2017 (2015: ~~W~~9,900,220 million and ~~W~~6,682,226 million, 2016: ~~W~~9,122,385 million and ~~W~~5,808,630 million). The Group’s top ten end-brand customers together accounted for 81% of sales for the year ended December 31, 2017 (2015: 82%, 2016: 82%).

(b)	Non-current assets by geography

(In millions of won)
Region	December 31, 2016			December 31, 2017
	Property, plant and equipment		Intangible assets	Property, plant and equipment	Intangible assets
Domestic	~~W~~	8,758,171	673,966	12,487,111	731,373
Foreign
China		3,079,724	23,298	2,929,739	17,244
Others		193,554	197,673	785,110	164,204

	~~W~~	3,273,278	220,971	3,714,849	181,448

	~~W~~	12,031,449	894,937	16,201,960	912,821

(c)	Revenue by product and services

(In millions of won)
Product	2015		2016	2017
Panels for:
Televisions	~~W~~	10,853,598	10,132,520	11,717,982
Desktop monitors		4,553,138	4,035,195	4,393,482
Tablet products		2,509,911	2,695,808	2,369,634
Notebook computers		2,508,878	2,383,532	2,244,088
Mobile and others		7,958,359	7,257,019	7,065,030

	~~W~~	28,383,884	26,504,074	27,790,216